Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income (loss) [member]	Accumulated other comprehensive income (loss) [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income (loss) [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income (loss) [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income (loss) [member] Financial assets at fair value through other comprehensive income [member]	Accumulated other comprehensive income (loss) [member] Equity securities at fair value through other comprehensive income [member]	Common shares [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of year at Oct. 31, 2023		$ 155	$ 73,008		$ (38)	$ 12,677	$ (5,472)	$ (413)	$ (127)	$ 25,434		$ 25,434	$ (64)	$ 10,853			$ (65)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		20								112		112
Shares issued as a result of dividend reinvestment plan										529
Purchase of shares for cancellation and other										(702)		(702)
Issue of shares and other equity instruments														1,335
Redemption of shares and other equity instruments														(1,300)
Purchase of shares													(11,209)
Purchase of shares and other equity instruments																	(625)
Sale of shares and other equity instruments																	672
Sale of shares													11,256
Net premium (discount) on sale of treasury instruments		22
Other		7
Net income attributable to equity instrument holders			8,842
Dividends											$ (7,163)				$ (526)
Share and other equity instrument issue expenses			(7)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 20)			(3,295)
Remeasurement gain/(loss) on employee benefit plans	$ (111)		(111)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			88
Other comprehensive income (loss)	205							196
Allowance for credit losses | IFRS 17 [Member]			10	$ 10
Allowance for credit losses	(1)							(1)
Other comprehensive income (loss)									250
Reclassification of loss/(gain) to retained earnings									(88)
Other comprehensive income (loss)	16				16
Other comprehensive income (loss)	216					216
Other comprehensive income (loss)	2,548						2,548
Share of accumulated other comprehensive income (loss) from investment in Schwab	2,007			(1,870)
Balance at end of year at Oct. 31, 2024	115,160	204	70,826	7,904	(22)	12,893	(2,924)	(208)	35	25,373		25,373	(17)	10,888		$ 10,888	(18)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		32								165		165
Shares issued as a result of dividend reinvestment plan										130
Purchase of shares for cancellation and other										(941)		(941)
Issue of shares and other equity instruments														1,787
Redemption of shares and other equity instruments														(1,050)
Purchase of shares													(13,094)
Purchase of shares and other equity instruments																	(1,535)
Sale of shares and other equity instruments																	1,549
Sale of shares													13,111
Net premium (discount) on sale of treasury instruments		12
Other		37
Net income attributable to equity instrument holders			20,538
Dividends											$ (7,228)				$ (565)
Share and other equity instrument issue expenses			(7)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 20)			(5,265)
Remeasurement gain/(loss) on employee benefit plans	17		17
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			4
Other comprehensive income (loss)	491							490
Allowance for credit losses | IFRS 17 [Member]			0	0
Allowance for credit losses	1							1
Other comprehensive income (loss)									115
Reclassification of loss/(gain) to retained earnings									(4)
Other comprehensive income (loss)	(6)				(6)
Other comprehensive income (loss)	349					349
Other comprehensive income (loss)	2,155						2,155
Share of accumulated other comprehensive income (loss) from investment in Schwab	1,870			0
Balance at end of year at Oct. 31, 2025	$ 127,827	$ 285	$ 78,320	$ 12,874	$ (28)	$ 13,242	$ (769)	$ 283	$ 146	$ 24,727		$ 24,727	$ 0	$ 11,625		$ 11,625	$ (4)